Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth certain information regarding the compensation of our NEOs in comparison to different financial performance measures.

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for First PEO (b)(1)	Compensation Actually Paid to First PEO (c)(1)(2)	Summary Compensation Table Total for Second PEO (b)(1)	Compensation Actually Paid to Second PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid to Non-PEO NEOs (e)(1)(2)	Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)	Net Income (Loss) (h)(4)	Company- Selected Measure: Revenue (i)(5)
2022	$11,672,287	$11,549,710	$9,519,644	$(5,788,968)	$3,091,638	$(66,111)	$94	$110	$(295,880,000)	$438,933,000
2021	N/A	N/A	$11,266,837	$6,106,157	$4,351,075	$2,273,331	$106	$138	$(55,457,000)	$391,212,000
2020	N/A	N/A	$10,080,391	$10,208,879	$5,321,481	$6,081,397	$117	$120	$146,762,000	$515,919,000

(1) Paul E. Davis served as our PEO for the last quarter of 2022, following the Separation, and is listed as the “First PEO”. Jon Kirchner served as our PEO for all of 2020, 2021, and the first three quarters of 2022, prior to Separation, and is listed as the “Second PEO”. For 2022, our non-PEO NEOs consisted of Keith Jones, Kevin Tanji, Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021 and 2020, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation Non-PEO NEOs includes initial grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.

(2) The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

PEO
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (b))	N/A	N/A	$11,672,287
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$10,119,620
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$11,246,057
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	N/A	$(1,177,348)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	$(71,666)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	$—
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	N/A	N/A	$—
	Compensation Actually Paid (column (c))			$11,549,710

PEO 2
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (b))	$10,080,391	$11,266,837	$9,519,644
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$8,382,998	$9,926,690	$8,491,646
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$9,135,315	$7,039,185	$1,399,078
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$88,937	$(2,287,824)	$(8,093,722)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(712,766)	$14,649	$(122,322)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	$—	$—	$—
	Compensation Actually Paid (column (c))	$10,208,879	$6,106,157	$(5,788,968)

NEO Average
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (d))	$5,321,481	$4,351,075	$3,091,638
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,139,916	$3,560,617	$2,533,681
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,848,196	$2,684,150	$1,062,294
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,409	$(1,202,795)	$(777,596)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(31,774)	$1,518	$(565,915)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$342,852
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	$—	$—	$—
	Compensation Actually Paid (column (c))	$6,081,397	$2,273,331	$(66,111)

(3) For each of the Covered Years, total shareholder return (“TSR”) for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2019. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the product business of $(434,272,000), $(123,440,000), and $(93,044,000) for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. Therefore, net income from continuing operations for all such periods was $138,392,000, $67,983,000, and $239,806,000, respectively.

(5) We consider our TSR our most important financial performance measure used to link compensation actually paid to our Company performance for 2022. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, our next most important measure, Revenue, is selected since it is included in both the pre- and post-Separation 2022 MBO Plan. The Company's selected measure of revenue excludes $366,730,000, $486,484,000 and $376,101,000 of revenue attributable to the product business for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. The revenue attributable to the product business was a factor in measuring the Second PEO's performance for all such periods.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]			Paul E. Davis served as our PEO for the last quarter of 2022, following the Separation, and is listed as the “First PEO”. Jon Kirchner served as our PEO for all of 2020, 2021, and the first three quarters of 2022, prior to Separation, and is listed as the “Second PEO”. For 2022, our non-PEO NEOs consisted of Keith Jones, Kevin Tanji, Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021 and 2020, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation Non-PEO NEOs includes initial grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.
Peer Group Issuers, Footnote [Text Block]	For each of the Covered Years, total shareholder return (“TSR”) for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2019. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the product business of $(434,272,000), $(123,440,000), and $(93,044,000) for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. Therefore, net income from continuing operations for all such periods was $138,392,000, $67,983,000, and $239,806,000, respectively.

Adjustment To PEO Compensation, Footnote [Text Block]	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

PEO
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (b))	N/A	N/A	$11,672,287
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$10,119,620
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	N/A	$11,246,057
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	N/A	$(1,177,348)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	N/A	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	N/A	$(71,666)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	N/A	$—
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	N/A	N/A	$—
	Compensation Actually Paid (column (c))			$11,549,710

PEO 2
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (b))	$10,080,391	$11,266,837	$9,519,644
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$8,382,998	$9,926,690	$8,491,646
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$9,135,315	$7,039,185	$1,399,078
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$88,937	$(2,287,824)	$(8,093,722)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(712,766)	$14,649	$(122,322)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	$—	$—	$—
	Compensation Actually Paid (column (c))	$10,208,879	$6,106,157	$(5,788,968)

Non-PEO NEO Average Total Compensation Amount			$ 3,091,638	$ 4,351,075	$ 5,321,481
Non-PEO NEO Average Compensation Actually Paid Amount			$ (66,111)	2,273,331	6,081,397
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

NEO Average
		2020	2021	2022
	Summary Compensation Table - Total Compensation (column (d))	$5,321,481	$4,351,075	$3,091,638
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$4,139,916	$3,560,617	$2,533,681
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$4,848,196	$2,684,150	$1,062,294
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$83,409	$(1,202,795)	$(777,596)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(31,774)	$1,518	$(565,915)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$342,852
+	Value of Dividends or Other Earnings Paid On Stock or Option Awards in the Covered Fiscal Year Prior to the Vesting Date That Are Not Otherwise Included in the Total Compensation for the Covered Fiscal Year	$—	$—	$—
	Compensation Actually Paid (column (c))	$6,081,397	$2,273,331	$(66,111)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid vs. Revenue
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

The financial performance measures listed below are our unranked most important financial performance measures used to link PEO and non-PEO CAP to our Company performance in 2022.

•
TSR
•
Revenue
•
Non-GAAP operating income

Total Shareholder Return Amount			$ 94	106	117
Peer Group Total Shareholder Return Amount			110	138	120
Net Income (Loss)			$ (295,880,000)	$ (55,457,000)	$ 146,762,000
Company Selected Measure Amount			438,933,000	391,212,000	515,919,000
Additional 402(v) Disclosure [Text Block]			We consider our TSR our most important financial performance measure used to link compensation actually paid to our Company performance for 2022. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, our next most important measure, Revenue, is selected since it is included in both the pre- and post-Separation 2022 MBO Plan. The Company's selected measure of revenue excludes $366,730,000, $486,484,000 and $376,101,000 of revenue attributable to the product business for the nine months ended September 30, 2022 and the years ended December 31, 2021 and 2020, respectively. The revenue attributable to the product business was a factor in measuring the Second PEO's performance for all such periods.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Non-GAAP operating income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]			Compensation Actually Paid vs. Net Income from Continuing Operations )
Paul E. Davis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,672,287
PEO Actually Paid Compensation Amount			11,549,710
PEO Name	Paul E. Davis
Jon Kirchner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,519,644	$ 11,266,837	$ 10,080,391
PEO Actually Paid Compensation Amount			(5,788,968)	$ 6,106,157	$ 10,208,879
PEO Name		Jon Kirchner		Jon Kirchner	Jon Kirchner
PEO [Member] | Paul E. Davis [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,119,620
PEO [Member] | Paul E. Davis [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,246,057
PEO [Member] | Paul E. Davis [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,177,348)
PEO [Member] | Paul E. Davis [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(71,666)
PEO [Member] | Jon Kirchner [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,491,646	$ 9,926,690	$ 8,382,998
PEO [Member] | Jon Kirchner [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,399,078	7,039,185	9,135,315
PEO [Member] | Jon Kirchner [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,093,722)	(2,287,824)	88,937
PEO [Member] | Jon Kirchner [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(122,322)	14,649	(712,766)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,533,681	3,560,617	4,139,916
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,062,294	2,684,150	4,848,196
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(777,596)	(1,202,795)	83,409
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(565,915)	$ 1,518	$ (31,774)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 342,852